Quarterly Report
July 31, 2024
MFS®  Total Return
Bond Fund
RBF-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$25,350,550
Boeing Co., 5.15%, 5/01/2030	7,084,000	6,976,292
Boeing Co., 6.528%, 5/01/2034 (n)	20,794,000	21,828,151
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,321,358
Boeing Co., 5.805%, 5/01/2050	14,572,000	13,579,057
TransDigm, Inc., 4.625%, 1/15/2029	28,133,000	26,605,313
		$100,660,721
Asset-Backed & Securitized – 17.5%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,517,079
ACREC 2021-FL1 Ltd., “D”, FLR, 8.098% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,826,941
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,242,508
American Credit Acceptance Receivables Trust, 2024-2 “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,838,297
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	14,833,000	14,852,219
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,795,499
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,315,624
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,772,198
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	4,058,136
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,315,389
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.337% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	37,649,174
AREIT 2022-CRE6 Trust, “B”, FLR, 7.192% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,847,629
AREIT 2022-CRE6 Trust, “C”, FLR, 7.492% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	9,908,845
AREIT 2022-CRE6 Trust, “D”, FLR, 8.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,192,235
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,276,315	4,301,690
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,462,843	146
Bayview Commercial Asset Trust, FLR, 5.929% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	79,917	77,095
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.061% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	349,812	570,516
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,306,286
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055	10,215,909	10,881,092
BDS 2021-FL7 Ltd., “B”, FLR, 6.948% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,107,755
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,879,999
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 7.483% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,898,773
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,945,718
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,599,730
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,105,913
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,576,494
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	3,959,185
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,166,533	1,110,216
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	5,109,278	5,194,143
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	712,518	725,288
BXMT 2020-FL2 Ltd., “B”, FLR, 6.849% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,610,536
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.749% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,110,708
BXMT 2021-FL4 Ltd., “B”, FLR, 6.999% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	33,969,329
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	18,490,914
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,063,271	7,911,721
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,077,780	311,932
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	1,118,418	392,981
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	4,441,944	4,462,089
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	2,473,989	2,468,304
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,076,519
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,658,582
CLNC 2019-FL1 Ltd., “B”, FLR, 7.356% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	6,270,000	6,232,048
CLNC 2019-FL1 Ltd., “C”, FLR, 7.856% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	10,190,000	10,138,049
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.289% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	28,014,809	28,050,920
Columbia Cent CLO 28 Ltd., “B-R”, 7.739%, 11/07/2030 (n)	17,835,205	17,864,704
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,639,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	$5,000,000	$4,666,168
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	23,003,544
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,522,821
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,464,623
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,796,972
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,718,479
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,388,862
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	12,403,000	12,459,624
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,131,987
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,627,079
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	4,204,411	4,199,430
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 7.013% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	14,999,634
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.591% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,529,535
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	3,272,313	3,270,600
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	3,802,054	3,840,732
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,244,896
Empire District Bondco LLC, 4.943%, 1/01/2033	8,221,000	8,219,759
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	10,732,393	10,891,603
GLGU 2023-1A Ltd., “B”, FLR, 8.282% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,342,876
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	6,409,348	6,476,059
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	70,273	73,398
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,235,139
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.241% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,992,516
IMPAC CMB Trust, FLR, 6.204% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	10,421	10,202
IMPAC CMB Trust, FLR, 6.384% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	5,211	5,126
IMPAC Secured Assets Corp., FLR, 6.164% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	29,613	26,405
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,908,511
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,506,861
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,879,312
JPMorgan Chase Commercial Mortgage Securities Corp., 5.756%, 7/15/2042 (n)	11,922	11,274
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.282% (SOFR - 3mo. + 2%), 7/20/2031 (n)	24,361,375	24,372,143
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	4,157,204	4,160,428
LCCM 2021-FL2 Trust, “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	7,792,546
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	23,125,041
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,268,837
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.343% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	41,719,679
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.525% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,283,078
Magnetite XXXIX Ltd. 2023-39A, “B”, FLR, 7.435% (SOFR - 3mo. + 2.15%), 10/25/2033 (n)	6,000,000	6,001,038
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,747,533	206,761
MF1 2020-FL4 Ltd., “AS”, FLR, 7.549% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	10,615,000	10,608,836
MF1 2021-FL5 Ltd., “C”, FLR, 7.149% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,517,005
MF1 2022-FL8 Ltd., “C”, FLR, 7.541% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,271,835
MF1 2022-FL8 Ltd., “D”, FLR, 7.991% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,839,064
MF1 2023-FL12 LLC, FLR, “A”, 7.407% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,839,546
MF1 2024-FL14 LLC, “AS”, FLR, 7.581% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,520,172
MF1 2024-FL5 Ltd., “AS”, FLR, 7.34% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,431,034
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.175% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	13,195,340	13,191,051
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,981,878
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	16,043,777	16,176,122
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,276,587
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.413% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,663,575
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.594%, 4/20/2034 (n)	9,973,559	9,985,068
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.963% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	20,034,820
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 7.174% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,959,518
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.293% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,813,036
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	22,806,209
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	16,414,771	16,564,446
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,150,893
Ownit Mortgage Loan Asset-Backed Certificates, 3.181%, 10/25/2035	449,097	253,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2024-11 Ltd., “11A”, 7.712% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	$32,220,500	$32,139,949
Preferred Term Securities XIX Ltd., CDO, FLR, 5.951% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,683,375	1,607,623
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.664% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	5,795,000	5,718,421
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.414% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	6,825,000	6,697,959
Residential Funding Mortgage Securities, Inc., FGIC, 3.786%, 12/25/2035 (d)(q)	137,728	3,062
Rockford Tower CLO 2020-1A, Ltd., “BR”, FLR, 7.382% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	16,776,809	16,886,211
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.548% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	10,809,658
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.287% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,886,209
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.537% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,113,004
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,209,961	2,246,188
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,616,180	4,693,700
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.182% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	4,541,040	4,543,479
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	31,503,945
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,631,392
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	9,382,062	9,383,114
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.013% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,177,033
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.513% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,477,432
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.863% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,972,077
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,184,347
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,403,197
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,138,287
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,615,044
		$1,381,849,586
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,335,225
Broadcasting – 0.5%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$18,260,000	$14,405,014
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	15,767,079
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	8,013,260
		$38,185,353
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,324,746
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	23,858,162
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	25,274,545
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,179,135
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,394,940
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	20,445,916
LPL Holdings, Inc., 6%, 5/20/2034	11,107,000	11,195,492
		$108,672,936
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$23,343,453
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	19,725,000	16,874,251
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,948,648
		$49,166,352
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,476,688
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,424,310
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,385,264
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,383,129
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	20,935,055
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,908,097
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,950,000	28,446,998
		$108,959,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$25,729,546
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,444,452
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,088,306
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	5,465,000	5,223,916
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,177,442
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,319,422
		$78,983,084
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,232,637
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,141,665
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$7,022,636
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	25,996,259
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	16,890,371
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,218,117
		$71,127,383
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,155,192
Consumer Services – 0.3%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$25,002,000	$21,562,360
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$18,702,515
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$12,875,000	$10,624,752
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,609,940
		$22,234,692
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$10,242,985
EQT Corp., 5%, 1/15/2029	5,901,000	5,858,908
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,185,459
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,842,000	16,133,002
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	11,314,211
		$49,734,565
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,338,444
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	27,680,897
		$41,019,341
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$12,806,432
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,415,069
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,622,607
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,513,084
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,310,201
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,741,618
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,651,589
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	10,058,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	$19,071,068	$18,740,690
		$91,859,603
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$20,616,770
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,568,205
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	5,361,457
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,378,846
		$36,925,278
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,578,814
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,119,704
		$26,698,518
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$14,692,713
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,354,926
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,571,469
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,509,384
		$35,128,492
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,386,105
Insurance - Property & Casualty – 1.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,853	$19,915
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,529,722
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,852,126
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,365,646
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,443,910
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,774,267
Hub International Ltd., 7.25%, 6/15/2030 (n)	17,651,000	18,204,871
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,175,031
		$81,365,488
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,778,885
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$16,399,525
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	5,473,000	5,569,175
		$21,968,700
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,757,056
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,664,911
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	35,221,198
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	38,980,910
Bank of America Corp., 6.1% to 3/17/2025, FLR ((SOFR - 3mo. + 0.26161%) + 3.898%) to 9/15/2171	15,392,000	15,345,350
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/17/2171	13,771,000	13,579,295
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	4,140,000	4,128,959
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,775,229
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,776,818
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,451,487
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,121,636
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,241,265
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,569,803
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	21,671,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$24,629,000	$25,723,005
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,297,905
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,937,812
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	22,022,246
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,647,168
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,653,142
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,344,258
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,040,522
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,699,314
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,762,402
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,872,031
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	26,760,749
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,438,376
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,941,583
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,291,403
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,284,984
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	14,016,579
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,727,328
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,585,461
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	25,071,737
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,523,878
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,212,562
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	40,277,255
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,864,671
		$619,282,163
Medical & Health Technology & Services – 1.9%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,410,798
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,236,856
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	6,897,368
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,106,678
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,162,198
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,687,630
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,137,184
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	14,161,775
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	12,651,006
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,491,882
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,587,807
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	23,163,021
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,044,920
Tower Health, 4.451%, 2/01/2050	22,087,000	13,141,765
		$149,880,888
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$13,843,974
Metals & Mining – 1.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,755,267
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,380,532
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,869,002
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,145,930
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	22,408,000	20,253,647
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,887,176
Novelis Corp., 3.875%, 8/15/2031 (n)	15,091,000	13,257,203
		$101,548,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,769,522
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,979,678
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,829,031
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,500,813
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,869,938
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	18,056,808
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,479,108
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,399,736
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,197,706
MPLX LP, 4.95%, 3/14/2052	27,389,000	23,868,390
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	30,973,484
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,141,818
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,359,773
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,770,426
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	19,133,602
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,919,118
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,771,288
		$203,020,239
Mortgage-Backed – 21.1%
Fannie Mae, 5.25%, 8/01/2024	$747,549	$744,601
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	18,839,526	18,632,847
Fannie Mae, 2.636%, 12/25/2026	7,791,148	7,448,162
Fannie Mae, 3.95%, 1/01/2027	561,114	554,356
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	26,449,298	24,733,996
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	24,576,369	22,204,844
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,371,460	2,072,063
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	36,898	37,831
Fannie Mae, 3%, 2/25/2033 (i)	953,290	72,967
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,607,702	3,674,215
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,954,022	4,001,108
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,547,472	1,595,525
Fannie Mae, 3.25%, 5/25/2040	283,262	268,647
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	32,497,487	31,351,118
Fannie Mae, 2%, 4/25/2046	586,693	532,963
Fannie Mae, 4%, 7/25/2046 (i)	1,123,994	213,451
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 8/01/2052	216,973,353	184,973,942
Fannie Mae, UMBS, 3%, 8/01/2036 - 9/01/2052	56,668,061	49,826,831
Fannie Mae, UMBS, 2%, 2/01/2037 - 10/01/2052	178,611,012	150,343,350
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	950,320	784,990
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	32,008,697	32,115,530
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	10,800,516	9,858,803
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2054	12,365,761	11,946,906
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	36,980,317	36,449,469
Fannie Mae, UMBS, 6%, 2/01/2053 - 6/01/2054	16,384,143	16,697,358
Fannie Mae, UMBS, 4%, 3/01/2053 - 8/01/2054	11,487,282	10,764,123
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 1/01/2054	19,673,722	20,181,627
Freddie Mac, 2.67%, 12/25/2024	4,654,628	4,608,780
Freddie Mac, 2.811%, 1/25/2025	6,193,912	6,117,898
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,554,521	3,437,545
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,502,135	4,466,526
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,820,775
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,550,073
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	21,605,406	19,467,249
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,929,313
Freddie Mac, 1.09%, 7/25/2029 (i)	12,603,415	569,053
Freddie Mac, 1.141%, 8/25/2029 (i)	22,150,310	1,056,601
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	585,787
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	814,651	830,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	$472,481	$485,487
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,836,780	1,862,173
Freddie Mac, 5.5%, 2/15/2036 (i)	201,281	34,121
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	16,541,120	15,422,647
Freddie Mac, 4.5%, 12/15/2040 (i)	105,253	9,788
Freddie Mac, 4%, 8/15/2044 (i)	205,588	19,735
Freddie Mac, UMBS, 3%, 11/01/2034 - 2/01/2053	41,464,615	36,474,188
Freddie Mac, UMBS, 2%, 9/01/2036 - 10/01/2052	188,766,756	152,687,557
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2053	4,863,441	4,793,257
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2053	59,184,470	50,076,614
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 5/01/2054	21,294,323	21,835,488
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2053	8,193,832	7,519,682
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 9/01/2053	11,529,672	11,109,693
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2053	37,087,167	37,183,319
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2054	48,543,647	49,233,388
Ginnie Mae, 5.5%, 11/15/2032 - 2/20/2053	11,141,568	11,193,322
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	64,636,948	62,866,926
Ginnie Mae, 6%, 2/15/2034 - 6/20/2054	10,399,511	10,535,271
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	39,496,839	37,340,978
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	43,155,655	39,837,514
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	51,753,502	46,399,497
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	51,923,846	44,678,271
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	42,121,530	34,929,554
Ginnie Mae, 5%, 12/20/2052 - 6/20/2054	44,128,263	43,645,035
Ginnie Mae, 7%, 12/20/2053 - 2/20/2054	1,520,080	1,553,198
Ginnie Mae, TBA, 2%, 8/15/2054	15,875,000	13,155,782
Ginnie Mae, TBA, 2.5%, 8/15/2054 - 9/23/2054	19,475,000	16,767,383
Ginnie Mae, TBA, 3%, 8/15/2054 - 9/23/2054	12,150,000	10,847,187
Ginnie Mae, TBA, 5.5%, 8/15/2054	10,000,000	10,030,200
Ginnie Mae, TBA, 6.5%, 8/15/2054	8,475,000	8,633,207
UMBS, TBA, 2%, 8/15/2039 - 9/25/2054	25,650,000	22,281,813
UMBS, TBA, 5%, 8/15/2039	9,550,000	9,573,356
UMBS, TBA, 2.5%, 8/25/2039 - 9/25/2054	61,419,735	52,422,659
UMBS, TBA, 3%, 8/25/2039 - 9/25/2054	34,875,000	31,295,355
UMBS, TBA, 3.5%, 8/15/2054 - 9/25/2054	60,200,000	54,635,944
UMBS, TBA, 4.5%, 8/25/2054	1,025,000	987,301
UMBS, TBA, 6%, 8/25/2054	1,925,000	1,952,298
		$1,663,830,763
Municipals – 0.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,130,000	$1,119,261
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,194,093
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,691,484
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,235,494
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,690,337
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	18,189,883
		$61,120,552
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,285,887
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,191,394
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,342,233
		$45,819,514
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,338,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$7,743,000	$7,671,464
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	36,773,721
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	23,004,063
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	54,654,268
		$122,103,516
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$20,486,000	$19,246,997
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$24,009,208
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	20,857,362
		$44,866,570
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$25,543,947
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$13,567,000	$13,705,546
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$29,558,000	$27,001,724
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$15,002,804
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$23,636,282
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	22,720,481
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,834,708
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,955,799
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,077,515
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	6,013,279
		$95,238,064
Tobacco – 1.1%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,476,046
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	25,736,294
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,571,598
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,092,171
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,481,632
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,766,443
		$84,124,184
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,591,096
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,736,624
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,466,868
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,217,025
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,183,841	4,900,467
		$33,912,080
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.86%, 10/01/2024	$4,116	$4,103
Small Business Administration, 4.57%, 6/01/2025	23,840	23,702
Small Business Administration, 4.76%, 9/01/2025	113,976	112,590
Small Business Administration, 5.39%, 12/01/2025	6,777	6,734
Small Business Administration, 5.35%, 2/01/2026	41,702	41,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.25%, 11/01/2030	$510,005	$489,338
Small Business Administration, 2.85%, 9/01/2031	809,903	765,374
Small Business Administration, 2.37%, 8/01/2032	515,089	474,556
Small Business Administration, 2.13%, 1/01/2033	1,005,977	921,043
Small Business Administration, 2.21%, 2/01/2033	248,539	229,371
Small Business Administration, 2.22%, 3/01/2033	874,651	805,940
Small Business Administration, 2.08%, 4/01/2033	1,719,229	1,584,681
Small Business Administration, 2.45%, 6/01/2033	1,920,757	1,769,939
Small Business Administration, 3.15%, 7/01/2033	2,107,357	1,992,893
Small Business Administration, 3.16%, 8/01/2033	2,320,259	2,204,358
Small Business Administration, 3.62%, 9/01/2033	1,217,509	1,173,390
		$12,599,308
U.S. Treasury Obligations – 22.5%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$17,287,512
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	48,561,551
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	46,250,683
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	46,479,863
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	47,090,480
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	101,302,930
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	185,846,531
U.S. Treasury Bonds, 4.5%, 2/15/2044	12,600,000	12,726,000
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	21,636,021
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	21,446,198
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	15,630,828
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	23,674,277
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	75,208,374
U.S. Treasury Bonds, 4.25%, 2/15/2054	20,000,000	19,668,750
U.S. Treasury Notes, 5%, 8/31/2025 (f)	26,400,000	26,473,219
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	112,537,500
U.S. Treasury Notes, 4.375%, 12/15/2026	216,000,000	216,928,126
U.S. Treasury Notes, 4%, 1/15/2027	108,100,000	107,681,957
U.S. Treasury Notes, 4.125%, 2/15/2027	432,000,000	431,730,000
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	64,533,539
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	94,119,066
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	39,116,250
		$1,775,929,655
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,375,696
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	17,671,859
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,864,401
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,911,953
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,658,038
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,416,734
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,970,945
		$118,869,626
Total Bonds		$7,741,663,388
Investment Companies (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 5.39% (v)	356,685,237	$356,720,905

Other Assets, Less Liabilities – (2.7)%		(210,117,371)
Net Assets – 100.0%		$7,888,266,922
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $356,720,905 and $7,741,663,388, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,869,322,425, representing 23.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,528	$313,801,064	September – 2024	$2,263,724
U.S. Treasury Note 5 yr	Long	USD	2,094	225,922,969	September – 2024	4,196,925
U.S. Treasury Ultra Bond 30 yr	Long	USD	2,611	334,126,406	September – 2024	9,944,385
U.S. Treasury Ultra Note 10 yr	Long	USD	250	28,894,531	September – 2024	470,747
						$16,875,781
At July 31, 2024, the fund had liquid securities with an aggregate value of $21,517,630 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,788,528,963	$—	$1,788,528,963
Non - U.S. Sovereign Debt	—	9,778,885	—	9,778,885
Municipal Bonds	—	61,120,552	—	61,120,552
U.S. Corporate Bonds	—	2,040,402,641	—	2,040,402,641
Residential Mortgage-Backed Securities	—	1,707,237,766	—	1,707,237,766
Commercial Mortgage-Backed Securities	—	496,740,883	—	496,740,883
Asset-Backed Securities (including CDOs)	—	841,701,700	—	841,701,700
Foreign Bonds	—	796,151,998	—	796,151,998
Mutual Funds	356,720,905	—	—	356,720,905
Total	$356,720,905	$7,741,663,388	$—	$8,098,384,293
Other Financial Instruments
Futures Contracts – Assets	$16,875,781	$—	$—	$16,875,781

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$316,826,471	$380,783,726	$340,912,509	$(6,567)	$29,784	$356,720,905
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,364,159	$—